UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     January 29, 2000

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        47

Form 13F Information Table Value Total:        $176,550

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     4495   248000 SH       SOLE                                     248000
ABBOTT LABS COM                COM              002824100      494    10200 SH       SOLE                                      10200
AMERICAN INTL GROUP COM        COM              026874107     8765    88932 SH       SOLE                                      88932
AMGEN INC COM                  COM              031162100      224     3500 SH       SOLE                                       3500
AVERY DENNISON CORP COM        COM              053611109     5553   101187 SH       SOLE                                     101187
BICO INC COM                   COM              088766100        1    22728 SH       SOLE                                      22728
BRISTOL MYERS SQUIBB COM       COM              110122108      311     4200 SH       SOLE                                       4200
CENTEX CORP COM                COM              152312104     4118   109625 SH       SOLE                                     109625
CISCO SYS INC COM              COM              17275R102     5118   133791 SH       SOLE                                     133791
CITIGROUP INC COM              COM              172967101     1279    25051 SH       SOLE                                      25051
COLGATE PALMOLIVE CO COM       COM              194162103      361     5600 SH       SOLE                                       5600
DU PONT E I DE NEMOURS COM     COM              263534109      933    19314 SH       SOLE                                      19314
E M C CORP MASS COM            COM              268648102      239     3600 SH       SOLE                                       3600
EXXON MOBIL CORP COM           COM              30231G102     8533    98150 SH       SOLE                                      98150
GAP INC DEL COM                COM              364760108     2931   114949 SH       SOLE                                     114949
GENERAL ELEC CO COM            COM              369604103     8693   181330 SH       SOLE                                     181330
HEWLETT PACKARD CO COM         COM              428236103     3606   114250 SH       SOLE                                     114250
HOME DEPOT INC COM             COM              437076102     5702   124800 SH       SOLE                                     124800
HONEYWELL INTERNATIONAL INC    COM              438516106     3060    64671 SH       SOLE                                      64671
HOUSEHOLD INTL INC COM         COM              441815107      649    11806 SH       SOLE                                      11806
ILLINOIS TOOL WKS INC COM      COM              452308109     5071    85135 SH       SOLE                                      85135
INTEL CORP COM                 COM              458140100     6866   228387 SH       SOLE                                     228387
INTERNATIONAL BUS MACH COM     COM              459200101      416     4892 SH       SOLE                                       4892
INTERPUBLIC GROUP COS COM      COM              460690100     5928   139272 SH       SOLE                                     139272
JOHNSON & JOHNSON COM          COM              478160104     9027    85917 SH       SOLE                                      85917
LUCENT TECHNOLOGIES COM        COM              549463107      167    12343 SH       SOLE                                      12343
MEDTRONIC INC COM              COM              585055106     7682   127241 SH       SOLE                                     127241
MERCK & CO INC COM             COM              589331107     7051    75313 SH       SOLE                                      75313
MICROSOFT CORP COM             COM              594918104     2968    68430 SH       SOLE                                      68430
MORGAN STAN DEAN WITTR COM     COM              617446448     5839    73680 SH       SOLE                                      73680
ORACLE CORP COM                COM              68389X105      368    12648 SH       SOLE                                      12648
PFIZER INC COM                 COM              717081103     5806   126215 SH       SOLE                                     126215
PNC BK CORP COM                COM              693475105      306     4190 SH       SOLE                                       4190
PRICE T ROWE & ASSOC COM       COM              741477103     4900   115925 SH       SOLE                                     115925
PROCTER & GAMBLE CO COM        COM              742718109     4013    51160 SH       SOLE                                      51160
SBC COMMUNICATIONS INC COM     COM              78387G103     5609   117459 SH       SOLE                                     117459
SCHERING PLOUGH CORP COM       COM              806605101     6667   117488 SH       SOLE                                     117488
SCHWAB CHARLES CP COM          COM              808513105     6306   222242 SH       SOLE                                     222242
SUN MICROSYSTEMS INC COM       COM              866810104     4561   163640 SH       SOLE                                     163640
TYCO INTL LTD COM              COM              902124106      531     9575 SH       SOLE                                       9575
VERIZON COMMUNICATIONS COM     COM              92343V104      477     9510 SH       SOLE                                       9510
VULCAN MATLS CO COM            COM              929160109     3086    64457 SH       SOLE                                      64457
WAL MART STORES INC COM        COM              931142103      265     4994 SH       SOLE                                       4994
WALGREEN CO COM                COM              931422109      364     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     8319   149381 SH       SOLE                                     149381
BP AMOCO P L C SPONSORED ADR   ADR              055622104     4811   100494 SH       SOLE                                     100494
NOKIA CORP SPONSORED ADR       ADR              654902204     4082    93850 SH       SOLE                                      93850